Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Summary of Option Activity
The following table summarizes the option activity for the year ended December 31, 2023:

	Number of options	Weighted average exercise price per option (US$)	Weighted average remaining contractual life (years)	Aggregated intrinsic Value (US$)
Outstanding as of December 31, 2022	28,244,623	0.0157	6.40	126,375

Granted	7,888,864	0.0002
Exercised	(6,349,148)	0.0133
Forfeited/cancel	(500,386)	0.0002

Outstanding as of December 31, 2023	29,283,953	0.0123	7.27	101,402

Exercisable as of December 31, 2023	15,275,055	0.0234	5.83	52,724

Schedule of Assumptions Used to Estimate Fair Value of Stock Options Granted
The fair value of options granted was estimated on the date of grant using the Black-Sholes pricing model with the following assumptions used for grants during the applicable periods:

	Risk-free interest rate of return	Expected term	Volatility	Dividend yield	Exercise price (US$)
2021	1.64%~1.96%	6 years	50.2%~51.8%	—	0.0002
2022	2.20%~4.86%	6 years	50.3%~57.8%	—	0.0002
2023	4.24%~5.66%	6 years	62.5%~66.1%	—	0.0002

Options classified as Equity Awards [Member]
Summary of Option Activity
The following table summarizes the option activity for the year ended December 31, 2023:

	Number of options	Weighted average exercise price per option	Weighted average remaining contractual life	Aggregated intrinsic Value
		(US$)	(years)	(US$)
Outstanding as of December 31, 2022	4,621,016	1.4607	6.58	—

Granted	46,000	0.0001
Repurchased	(393,457)	0.9930
Forfeited	(461,258)	0.1361

Outstanding as of December 31, 2023	3,812,301	1.6516	5.69	—

Exercisable as of December 31, 2023	3,079,483	2.0289	5.04	—

Schedule of Assumptions Used to Estimate Fair Value of Stock Options Granted
The fair value of each option granted was estimated on the date of grant using the binomial tree pricing model with the following assumptions used for grants during the applicable periods:

	Risk-free interest rate of return	Contractual term	Volatility	Dividend yield	Exercise price (US$)
2021	2.04%~2.04%	10 years	59.0%~59.0%	—	0.002~5.0
2022	4.40%~4.40%	10 years	56.2%~56.2%	—	0.0001
2023	5.45%	10 years	56.6%	—	0.0001